SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2021	2020
300,000,000 common shares of $0.01 par value each (December 31, 2020: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2021	2020
138,551,387 common shares of $0.01 par value each (December 31, 2020: 127,810,064 common shares of $0.01 par value each)	1,386	1,278

The Company's common shares are listed on the New York Stock Exchange.

On May 1, 2020, SFL filed a registration statement to register the sale of up to 10,000,000 common shares pursuant to the dividend reinvestment plan, or DRIP to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned or other cash amounts, in the Company's common shares on a regular basis, one time basis or otherwise. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, SFL may grant additional share sales to investors from time to time up to the amount registered under the plan. In May 2020, the Company entered into an equity distribution agreement with BTIG LLC ("BTIG") under which SFL may, from time to time, offer and sell new ordinary shares having aggregate sales proceeds of up to $100.0 million through an At-the-Market Sales Agreement offering ('ATM').

During the year ended December 31, 2021, the Company issued and sold 10.7 million shares under these arrangements and total proceeds of $89.4 million net of costs were received, resulting in a premium on issue of $89.3 million. During the year ended December 31, 2020, the Company issued and sold 8.4 million shares under these arrangements and total proceeds of $61.5 million net of costs were received, resulting in a premium on issue of $61.4 million.

In October 2021, the Company redeemed the full outstanding amount under the 5.75% senior unsecured convertible bonds due 2021. The remaining outstanding principal amount of $144.7 million was settled in cash. The bonds were convertible into common shares. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share to the share price at the time. Since then, dividend distributions had increased the conversion rate to 65.8012, equivalent to a conversion price of approximately $15.1973 per share, at maturity of the bond. As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $4.6 million and recorded as "Additional paid-in capital". (See Note 21: Short-Term and Long-Term Debt). During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $67.6 million (2020: $0.0 million). The equity component of these extinguished bonds was valued at $0.4 million (2020: $0.0 million) and has been deducted from "Additional paid-in capital".

In November 2016, in relation with the Company's issue in October 2016 of senior unsecured convertible bonds totaling $225 million, the Company issued 8,000,000 new shares of par value $0.01 each. The shares were issued at par value and had been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. In December 2021, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into their custody. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2021 the fair value was determined to be nil.

At the Annual General Meeting of the Company held in August 2020, a resolution was passed to approve an increase of the Company’s authorized share capital from $2,000,000 equivalent to 200,000,000 common shares of $0.01 par value each to $3,000,000 equivalent to 300,000,000 common shares of $0.01 par value each by the authorization of an additional 100,000,000 common shares of $0.01 par value each.
The Company made a cash payment of $0.1 million in lieu of issuing shares under the Option Scheme, after the exercise of 129,000 share options in the year ended December 31, 2021 (2020: 6,869 new shares issued to satisfy 17,500 options exercised and 2019: 18,246 new shares issued to satisfy 65,000 options exercised). In November 2016, the Board of Directors renewed the Company's Share Option Scheme (the "Option Scheme"), originally approved in November 2006. The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (See also Note 24: Share Option Plan).

At the Annual General Meeting of the Company held in September 2018, a resolution was passed to approve an increase of the Company’s authorized share capital from $1,500,000 divided into 150,000,000 common shares of $0.01 par value each to $2,000,000 divided into 200,000,000 common shares of $0.01 par value each by the authorization of an additional 50,000,000 common shares of $0.01 par value each.

In May 2018, the Company issued a total of 4,024,984 new shares as part of the consideration paid for the acquisition of four 2014 built container vessels, each with 14,000 TEU carrying capacity. The vessels are employed under long-term time charters to an unrelated third party.

In April 2018, the Company issued a total of 3,765,842 new shares of par value $0.01 each from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued have been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. The bonds are convertible into common shares and mature on May 1, 2023. As required by ASC 470-20 "Debt with Conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital". (See Note 21: Short-Term and Long-Term Debt). During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $2.0 million (2020: $8.4 million). The equity component of these extinguished bonds was valued at $0.1 million (2020: $0.3 million) and has been deducted from "Additional paid-in capital".

In February 2018, the Company redeemed the full outstanding amount under the 3.25% senior unsecured convertible bonds due 2018. The remaining outstanding principal amount of $63.2 million was paid in cash, and the premium settled in common shares with the issue of 651,365 new shares.

In October 2017, the Company issued a total of 9,418,798 new shares following separate privately negotiated transactions with certain holders of the 3.25% senior unsecured convertible bonds due 2018 for the conversion of a principal amount of $121.0 million from the outstanding balance of the convertible bonds.

During the year ended December 31, 2021, $77.6 million of the dividend declared was paid from contributed surplus (2020:$109.4 million).